NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	52,787,856	1,009,642	1,043,307	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	29,533,282	0	0	0
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	20,452,155	774,800	800,000	0
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total antidilutive securities	2,802,419	234,842	243,307	0